Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 51	$ 49
Provision for credit losses
Model changes	4
Originations	13	10
Maturities	(13)	(13)
Changes in risk, parameters and exposures	37	36
Write-offs	(36)	(35)
Recoveries	8	7
Exchange rate and other	(3)	(3)
Balance at end of period	61	51
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	17	15
Provision for credit losses
Model changes	11
Transfers to Stage 1	18	31
Transfers to Stage 2	(3)	(5)
Originations	13	10
Maturities	(5)	(4)
Changes in risk, parameters and exposures	(22)	(31)
Exchange rate and other		1
Balance at end of period	29	17
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	16	15
Provision for credit losses
Model changes	(7)
Transfers to Stage 1	(18)	(31)
Transfers to Stage 2	3	5
Transfers to Stage 3	(9)	(11)
Maturities	(8)	(9)
Changes in risk, parameters and exposures	32	48
Exchange rate and other	1	(1)
Balance at end of period	10	16
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	18	19
Provision for credit losses
Transfers to Stage 3	9	11
Changes in risk, parameters and exposures	27	19
Write-offs	(36)	(35)
Recoveries	8	7
Exchange rate and other	(4)	(3)
Balance at end of period	$ 22	$ 18